Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 1,556,980	$ 56,128	$ 1,082,000
Current	140,857	5,078	551,655
Non-current	1,416,123	51,050	530,345
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	415,065	14,963	367,550
Guaranty deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	1,007,651	36,325	516,505
Time deposits with original maturity over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	60,499	2,181	35,988
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 73,765	$ 2,659	$ 161,957